MAXIM SERIES FUND, INC.

                          Maxim Growth Index Portfolio

                                  Annual Report

                                December 31, 2002

















This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

                             MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111

TO THE SHAREHOLDERS OF MAXIM SERIES FUND, INC.

The U.S. economic recovery is proving to be sluggish and uneven. We expect growth to be below trend for the next few quarters, gaining momentum through the second half of 2003. Expectations are for real gross domestic product (GDP) growth in 2003 of 2.5%. Globally, economies remain weak with the exception of China. However, global growth is expected to firm to 2.5% in 2003 from a projected 2.0% growth rate in 2002 reflecting a modest, cyclical rebound in the euro area, sustained trend growth in the U.S. and the U.K. and stable growth in non-Japan Asia. Japan's economy is expected to have shrunk at a -0.3% rate in 2002 with projections for further deterioration in 2003 (-0.3%).

The Federal Reserve Board (Fed) responded aggressively to weaker than expected economic data with a 50 basis point cut in the Fed Funds rate to 1.25% at the November 2002 meeting. While stimulative policy and strong underlying productivity growth were expected to restore the economy to a sustainable trend rate of growth, persistent stock market weakness has undercut monetary policy stimulus and economic risks are currently biased to a below potential growth scenario. The Fed is expected to maintain its neutral bias largely because of the prospects for Federal fiscal stimulus. However, further easing will be supported if oil prices continue to rise and the economic data remain weak. Policy has been effective in keeping the U.S. out of renewed recession despite significant shocks: 1) the loss of wealth following the implosion of the stock market bubble, 2) the shock to confidence following the terrorist attacks in 2001, 3) the loss of confidence in corporate America, 4) the conflict with Iraq and North Korea and 5) the rise in the price of oil to its present $30 per barrel.

Economic data will not likely surprise on the upside in the short term, however we expect a gradual strengthening in growth to take place over the next year. Currently, economic indicators are mixed.

>> Corporate profits are improving but pricing power is limited. Corporations have cut employment, inventories and equipment investment dramatically over the past year in an effort to improve profit margins. Business spending remains soft, and inventory rebuilding is not yet occurring, as companies remain wary of increasing spending in this uncertain economic environment. The manufacturing index did surge back above 50 in December. If growth in manufacturing output can be maintained, then an increase in capital expenditure could occur in 2003.

>> Housing remains firm though prices are appreciating at a slower rate. The most recent data indicated a strong increase in housing permits and starts in December - permits were up over 8% in 2002 and housing starts were up 6.5% over the same period.

>> Layoff announcements spiked up in October, dropped sharply in November and December and are expected to jump back up in January. The economy lost 181,000 jobs in 2002 and 1.4 million jobs in 2001. The four-week moving average of initial unemployment claims has moved back down below the critical 400,000 level, suggesting that the labor market may be beginning to stabilize. The unemployment rate is currently 6.0% and we anticipate a peak of 6.2%.

>> Retail sales, including autos have been weaker than expected. The holiday season was disappointing and in fact the unexpectedly large decline in payrolls in December is largely attributable to the drop in retail jobs.

>> Core inflation will likely stay flat or slow slightly in 2003: resources are underutilized, GDP growth is expected to remain below trend and wage growth is slowing. Service sector inflation is up slightly from 2001 at 3.8% however is expected to decline modestly in 2003. Energy prices however remain elevated due to the potential for war with Iraq and the strike in Venezuela. At $30 per barrel, oil prices are up 50% from the beginning of 2002. Despite higher energy prices, inflation is expected to increase a moderate 1.8% in 2003.

>> Consumer spending is expected to grow at a slower pace in 2003 after providing significant support to economic growth last year - largely a function of rising home values and falling mortgage rates. At November 30, 2002 real consumer spending was up 2.7% year over year. Consumers tapped into the equity in their homes via refinancing thereby boosting their purchasing power, decreasing debt service costs at the same time. As support from mortgage refinancing activity slows along with the slowdown in the pace of home price appreciation, consumer spending should slow. Further supporting a slowdown in consumer spending is the expectation for increased allocation to savings as households focus on their balance sheets, the weak labor market and ongoing geopolitical risks. From November 30, 2001 to November 30, 2002, real incomes were up 6.1%, real spending was up 2.7% and the savings rate was at 4.3%.

In the past two years, government and particularly household spending have been the main drivers of growth; in the year ahead, business spending will hopefully take the lead.

The fiscal stimulus package proposed by President Bush will have an impact on GDP growth. The $674 billion package is mostly in the form of tax cuts with more than one half coming from a proposed elimination of personal income taxes on dividends. Congress will likely scale back the package to around $400 billion. The impact of the scaled back version is expected to be moderate adding 0.2% to GDP growth in 2003 and 0.8% in 2004. The GDP impact is dependent on how quickly the Bill is passed and enacted.

Given the probability of a war with Iraq, in addition to the fiscal stimulus package, the U.S. budget situation should deteriorate in 2003. Projections indicate a budget deficit of $285 billion in fiscal year 2003 followed by a deficit of $235 billion in fiscal year 2004. As a result of the expected budget deficit, the issuance of Treasury debt will increase significantly.

The potential for war with Iraq is an ongoing and significant risk. While this has been headline news for many months, the reality of war may lead to a plunge in confidence and a continued drop in consumer spending which would negatively impact an already tepid recovery.

The equity markets have rallied since early October, though the broad Indices were still down significantly on a year-to-date basis at December 31, 2002. Interest rates across the curve bottomed in early October after declining to levels not experienced since the 1960's, rising modestly since then. It is likely that inflation and yields will stay relatively low over the intermediate term, providing the Fed significant latitude to allow the economy to gain some momentum before they begin to tighten. It is improbable that the Fed would begin to tighten before growth is firmly re-established (two quarters of solid growth) and the unemployment rate is trending down. By mid-2003, as corporate governance issues fade and tensions with Iraq and North Korea are resolved, a recovery in confidence - both business and consumer, and the combined effects of monetary and fiscal stimulus, the economy should start to firm.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it.

GW Capital Management, LLC is the investment adviser for Maxim Series Fund, with the following sub-advisers providing services during the period for certain portfolios: Ariel Capital Management, Inc., Barclays Global Fund Advisors, Founders Asset Management, LLC, INVESCO Funds Group, Inc., INVESCO Global Asset Management (N.A.), Inc., Loomis, Sayles & Company, L.P., Pareto Partners, Templeton Investment Counsel, LLC and T. Rowe Price Associates, Inc.


This report and the financial statements contained herein are submitted for the general information of shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

                                  Maxim Growth
                                 Index Portfolio

The S&P/BARRA Growth Index had a total return of -23.59% for the year ending December 31, 2002. During the year, markets struggled with the uncertainty of economic recovery, a loss in confidence in corporate America, and the possibility of war. Although some positive economic news was reported at several times during the year, the vast majority of economic data failed to show signs of recovery. Markets responded to the uncertainty by delivering a third straight year of declines. Performance among the Index's ten largest holdings reflected the broad declines. General Electric shares lost 37.71% for the year. IBM declined 35.47%, and Pfizer fell 22.16%. Technology bellwether Microsoft lost 21.96%, Verizon fell 15.18%, and Wal-Mart Stores declined 11.76%.

                              Line Graph Comparison

               Maxim
           Growth Index        S&P/BARRA

             Portfolio        Growth Index

             10,000.00         10,000.00
  1993       10,079.00         10,594.16
  1994       10,273.52         10,925.76
  1995       13,899.05         15,091.75
  1996       16,970.74         18,710.49
  1997       21,936.38         25,543.92
  1998       30,114.26         36,299.93
  1999       38,205.97         46,553.57
  2000       29,663.11         36,274.54
  2001       25,777.24         31,660.42
  2002       19,570.08         24,191.73

$19,570.08   Maxim Growth Index Portfolio

$24,191.73   S&P/BARRA Growth Index

As of 12/31/02

Maxim Growth Index Portfolio
Total Return -

One Year: -24.08%
Five Years: -2.26%
Since Inception: 7.68%

Portfolio Inception: 12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Growth Index Portfolio, made at its inception, with the performance of the S&P/BARRA Growth Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Growth Index Portfolio (the "Portfolio") of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 7 to the financial statements, the Portfolio transacted a 1 for 10 reverse stock split during 2002, and retroactively restated share information for all years presented.

/s/ Deloitte & Touche LLP

February 7, 2003

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                                       GROWTH
                                                                                        INDEX
                                                                                      PORTFOLIO
                                                                                   ----------------
                                                                                   ----------------
ASSETS:
     Investments in securities, market value   (1)                               $      79,097,970
     Dividends and interest receivable                                                     137,292
     Receivable for investments sold                                                       477,560
     Variation margin on futures contracts                                                      55
                                                                                   ----------------
                                                                                   ----------------

            Total assets                                                                79,712,877
                                                                                   ----------------
                                                                                   ----------------

LIABILITIES:

     Due to investment adviser                                                              43,133
     Payable to custodian                                                                  479,393
                                                                                   ----------------
                                                                                   ----------------

            Total liabilities                                                              522,526
                                                                                   ----------------
                                                                                   ----------------

NET ASSETS                                                                       $      79,190,351
                                                                                   ================
                                                                                   ================

NET ASSETS REPRESENTED BY:  (See Note 7)
     Capital stock, $.10 par value                                               $         625,611
     Additional paid-in capital                                                        166,606,318
     Net unrealized depreciation on investments and futures contracts                  (26,595,294)
     Accumulated net realized loss on investments and futures contracts                (61,446,284)
                                                                                   ----------------
                                                                                   ----------------

NET ASSETS                                                                       $      79,190,351
                                                                                   ================
                                                                                   ================

NET ASSET VALUE PER OUTSTANDING SHARE                                            $           12.66
                                                                                   ================
                                                                                   ================
(Offering and Redemption Price)  (See Note 7)

SHARES OF CAPITAL STOCK:  (See Note 7)
     Authorized                                                                        300,000,000
     Outstanding                                                                         6,256,110

(1)  Cost of investments in securities:                                          $     105,688,926

See notes to financial statements.


MAXIM SERIES FUND, INC.

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                          GROWTH
                                                                                          INDEX

                                                                                        PORTFOLIO

                                                                                      ---------------
                                                                                      ---------------
INVESTMENT INCOME:
     Interest                                                                       $         10,152
     Dividends                                                                             2,113,931
                                                                                      ---------------
                                                                                      ---------------

     Total income                                                                          2,124,083
                                                                                      ---------------
                                                                                      ---------------

EXPENSES:

     Management fees                                                                       1,124,883
                                                                                      ---------------
                                                                                      ---------------

NET INVESTMENT INCOME                                                                        999,200
                                                                                      ---------------
                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                    (47,285,604)
     Net realized loss on futures contracts                                                 (315,505)
     Change in net unrealized depreciation on investments                                (11,246,913)
     Change in net unrealized depreciation on futures contracts                               10,387
                                                                                      ---------------
                                                                                      ---------------

     Net realized and unrealized loss on investments and futures contracts               (58,837,635)
                                                                                      ---------------
                                                                                      ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $    (57,838,435)
                                                                                      ===============
                                                                                      ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                 GROWTH INDEX
                                                                                   PORTFOLIO
                                                                         ------------------------------
                                                                         ------------------------------
                                                                             2002             2001
                                                                         -------------    -------------
                                                                         -------------    -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                             $      999,200   $      936,389
     Net realized gain (loss) on investments                              (47,285,604)       1,387,765
     Net realized loss on futures contracts                                  (315,505)      (1,092,881)
     Change in net unrealized depreciation on investments                 (11,246,913)     (47,386,421)
     Change in net unrealized depreciation on futures contracts                10,387          285,500
                                                                         -------------    -------------
                                                                         -------------    -------------

     Net decrease in net assets resulting from operations                 (57,838,435)     (45,869,648)
                                                                         -------------    -------------
                                                                         -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                            (1,009,484)        (959,712)
                                                                         -------------    -------------
                                                                         -------------    -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                     51,685,891      101,675,167
     Reinvestment of distributions                                          1,009,484          959,712
     Redemptions of shares                                               (190,649,201)    (130,616,549)
                                                                         -------------    -------------
                                                                         -------------    -------------

     Net decrease in net assets resulting from share transactions        (137,953,826)     (27,981,670)
                                                                         -------------    -------------
                                                                         -------------    -------------

     Total decrease in net assets                                        (196,801,745)     (74,811,030)

NET ASSETS:
     Beginning of period                                                  275,992,096      350,803,126
                                                                         -------------    -------------
                                                                         -------------    -------------

     End of period  (1)                                                $   79,190,351   $  275,992,096
                                                                         =============    =============
                                                                         =============    =============


OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                   3,464,751        5,908,801
     Issued in reinvestment of distributions                                   75,353           57,156
     Redeemed                                                             (13,701,563)      (7,621,163)
                                                                         -------------    -------------
                                                                         -------------    -------------

     Net decrease                                                         (10,161,459)      (1,655,206)
                                                                         =============    =============
                                                                         =============    =============

(1) Including overdistributed net investment income                    $                $

(2) Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                          Year Ended December 31,
                                          ---------------------------------------------------------------
                                          ---------------------------------------------------------------
                                           2002 ~       2001 ~       2000 ~        1999 ~       1998 ~
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------
Net Asset Value, Beginning of Period    $     16.81  $     19.41  $     28.63  $      24.28 $      18.51

Income from Investment Operations

Net investment income                          0.07         0.06         0.01          0.06         0.07
Net realized and unrealized gain (loss)       (4.15)       (2.60)       (6.31)         6.34         6.77
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Total Income (Loss) From

    Investment Operations                     (4.08)       (2.54)       (6.30)         6.40         6.84
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Less Distributions

From net investment income                    (0.07)       (0.06)       (0.01)        (0.06)       (0.07)
From net realized gains                                                 (2.91)        (1.99)       (1.00)
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Total Distributions                           (0.07)       (0.06)       (2.92)        (2.05)       (1.07)
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Net Asset Value, End of Period          $     12.66  $     16.81  $     19.41  $      28.63 $      24.28
                                          ==========   ==========   ==========   ===========  ===========
                                          ==========   ==========   ==========   ===========  ===========


Total Return                                (24.08%)     (13.10%)     (22.36%)       26.87%       37.28%

Net Assets, End of Period ($000)        $    79,190  $   275,992  $   350,803  $    499,612 $    297,170

Ratio of Expenses to Average Net Assets       0.60%        0.60%        0.60%         0.60%        0.60%

Ratio of Net Investment Income to

    Average Net Assets                        0.53%        0.32%        0.03%         0.26%        0.36%

Portfolio Turnover Rate                      23.09%       37.66%       39.05%        54.24%       26.48%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Growth Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Growth Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $42,900,622 and $180,218,182, respectively. For the year ended December 31, 2002, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2002, the U.S. Federal income tax cost basis was $109,527,037. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,907,875 and gross depreciation of securities in which there was an excess of tax cost over value of $32,336,942, resulting in net depreciation of $30,429,067.

5. FUTURES CONTRACTS

      As of December 31, 2002, the Portfolio had 1 open S&P BARRA long futures contract. The contract expires in March 2003 and the Portfolio has recorded unrealized depreciation of $4,338.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2002 and 2001 were from ordinary income in the amount of $1,009,484 and $959,712 respectively.

      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

      Net unrealized depreciation on investments and futures contracts            (30,429,067)
      Undistributed net investment income                                                   0
      Accumulated net realized loss on investments and futures contracts          (61,446,284)
                                                                                  ------------
                                                                                  ------------
                                                                                  (91,875,351)
                                                                                  ============


      The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $6,484,023 and $44,824,586, which expire in the years 2009 and 2010, respectively. The Portfolio also had current year deferred post-October capital losses of $6,303,902.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2002, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Growth Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 0.10%
      3,628 Rockwell Collins                                              84,387
                                                                         $84,387

AIR FREIGHT --- 1.72%
     21,587 United Parcel Service Inc Class B                          1,361,708
                                                                      $1,361,708

BANKS --- 1.24%

     11,161 Fifth Third Bancorp                                          653,477
      8,413 Mellon Financial Corp                                        219,663
      3,084 North Fork Bancorp Inc                                       104,054
                                                                        $977,194

BIOTECHNOLOGY --- 2.01%

     24,882 Amgen Inc*                                                 1,202,796
      2,926 Biogen Inc*                                                  117,216
      3,614 Chiron Corp*                                                 135,886
      4,914 MedImmune Inc*                                               133,513
                                                                      $1,589,411

BROADCAST/MEDIA --- 0.14%

      4,510 Univision Communications Inc Class A*                        110,495
                                                                        $110,495

BUILDING MATERIALS --- 0.12%
      1,377 American Standard Cos Inc*                                    97,960
                                                                         $97,960

CHEMICALS --- 0.55%

      2,549 Ecolab Inc                                                   126,176
      1,874 International Flavors & Fragrances Inc                        65,777
      3,111 Praxair Inc                                                  179,722
      1,379 Sigma-Aldrich Corp                                            67,157
                                                                        $438,832

COMMUNICATIONS - EQUIPMENT --- 3.11%
      6,634 Avaya Inc*                                                    16,253
    139,709 Cisco Systems Inc*                                         1,830,188
      6,344 Network Appliance Inc*                                        63,440
     15,163 QUALCOMM Inc*                                                551,782
                                                                      $2,461,663

COMPUTER HARDWARE & SYSTEMS --- 5.08%
     50,069 Dell Computer Corp*                                        1,338,845
     32,686 International Business Machines Corp                       2,533,165
      2,465 Lexmark International Group Inc Class A*                    149,133
                                                                      $4,021,143

COMPUTER SOFTWARE & SERVICES --- 11.43%
      4,532 Adobe Systems Inc                                            112,398
     11,607 Automatic Data Processing Inc                                455,575
      3,232 Citrix Systems Inc*                                           39,818
      9,974 Concord EFS Inc*                                             156,991
      2,720 Electronic Arts Inc*                                         135,374
     14,524 First Data Corp                                              514,295
      3,763 Fiserv Inc*                                                  127,754
      4,000 Intuit Inc*                                                  187,680
      1,691 Mercury Interactive Corp*                                     50,138
    103,420 Microsoft Corp (1)*                                        5,346,812
    103,532 Oracle Corp*                                               1,118,146
      7,294 Paychex Inc                                                  203,503
     11,353 Yahoo! Inc*                                                  185,622
      5,959 eBay Inc*                                                    404,139
                                                                      $9,038,245

CONGLOMERATES --- 7.10%

      7,541 3M Co                                                        929,805
    192,486 General Electric Co (1)                                    4,687,034
                                                                      $5,616,839

CONTAINERS --- 0.16%

      1,125 Ball Corp                                                     57,589
      3,021 Pactiv Corp*                                                  66,039
                                                                        $123,628

COSMETICS & PERSONAL CARE --- 1.09%
      4,557 Avon Products Inc                                            245,486
     20,378 Gillette Co                                                  618,676
                                                                        $864,162

DISTRIBUTORS --- 0.48%

     12,723 SYSCO Corp                                                   379,018
                                                                        $379,018

ELECTRONIC INSTRUMENT & EQUIP --- 0.59%
      8,126 Emerson Electric Co                                          413,207
      2,470 Waters Corp*                                                  53,797
                                                                        $467,004

ELECTRONICS - SEMICONDUCTOR --- 4.27%
      7,570 Altera Corp*                                                  93,414
      7,114 Analog Devices Inc*                                          169,811
     31,811 Applied Materials Inc*                                       414,497
    128,117 Intel Corp                                                 1,994,782
      3,705 KLA-Tencor Corp*                                             131,046
      6,000 Linear Technology Corp                                       154,320
      6,256 Maxim Integrated Products Inc                                206,698
      3,396 PMC-Sierra Inc*                                               18,882
      1,759 QLogic Corp*                                                  60,703
      6,616 Xilinx Inc*                                                  136,290
                                                                      $3,380,443

FINANCIAL SERVICES --- 3.60%
     25,401 American Express Co                                          897,925
     25,816 Charles Schwab Corp                                          280,104
     19,236 Fannie Mae (nonvtg)                                        1,237,452
      2,934 Moody's Corp                                                 121,145
      2,975 SLM Corp                                                     308,984
                                                                      $2,845,610

FOOD & BEVERAGES --- 7.97%
     16,539 Anheuser-Busch Co Inc                                        800,488
      1,330 Brown-Forman Corp Class B                                     86,929
      7,967 Campbell Soup Co                                             186,985
     47,941 Coca-Cola Co                                               2,100,775
      7,097 General Mills Inc                                            333,204
      6,635 HJ Heinz Co                                                  218,092
      2,657 Hershey Foods Corp                                           179,188
      7,902 Kellogg Co                                                   270,802
      5,384 Pepsi Bottling Group Inc                                     138,369
     33,454 PepsiCo Inc                                                1,412,428
     15,069 Sara Lee Corp                                                339,203
      4,355 Wm Wrigley Jr Co                                             239,002
                                                                      $6,305,465

GOLD, METALS & MINING --- 0.06%
      2,899 Freeport-McMoRan Copper & Gold Inc Class B*                   48,645
                                                                         $48,645

HEALTH CARE RELATED --- 1.89%
      8,548 Cardinal Health Inc                                          505,956
      9,925 HCA Inc                                                      411,888
      5,349 IMS Health Inc                                                85,584
      5,878 UnitedHealth Group Inc                                       490,813
                                                                      $1,494,241

HOUSEHOLD GOODS --- 4.60%
      4,234 Clorox Co                                                    174,653
     10,395 Colgate-Palmolive Co                                         545,010
      9,930 Kimberly-Clark Corp                                          471,377
      1,571 Maytag Corp                                                   44,774
      5,209 Newell Rubbermaid Inc                                        157,989
     25,126 Procter & Gamble Co                                        2,159,328
      1,225 Tupperware Corp                                               18,473
      1,300 Whirlpool Corp                                                67,886
                                                                      $3,639,490

INSURANCE RELATED --- 0.87%
     10,369 Marsh & McLennan Cos Inc                                     479,151
      4,194 Progressive Corp                                             208,148
                                                                        $687,299

LEISURE & ENTERTAINMENT --- 0.71%
      5,834 Harley-Davidson Inc                                          269,531
      1,663 International Game Technology*                               126,255
      8,513 Mattel Inc                                                   163,024
                                                                        $558,810

MEDICAL PRODUCTS --- 3.43%
      3,993 Applera Corp Applied Biosystems Group                         70,037
     11,409 Baxter International Inc                                     319,452
      4,973 Biomet Inc                                                   142,526
      7,868 Boston Scientific Corp*                                      334,547
      5,943 Guidant Corp*                                                183,342
     23,584 Medtronic Inc                                              1,075,430
        974 Millipore Corp*                                               33,116
      3,480 St Jude Medical Inc*                                         138,226
      3,815 Stryker Corp*                                                256,063
      3,805 Zimmer Holdings Inc*                                         157,984
                                                                      $2,710,723

OFFICE EQUIPMENT & SUPPLIES --- 0.36%
      2,158 Avery Dennison Corp                                          131,811
      4,636 Pitney Bowes Inc                                             151,412
                                                                        $283,223

OIL & GAS --- 0.13%
      3,092 BJ Services Co*                                               99,903
                                                                         $99,903

PHARMACEUTICALS --- 19.93%

     30,206 Abbott Laboratories                                        1,208,240
      2,529 Allergan Inc                                                 145,721
     37,434 Bristol-Myers Squibb Co                                      866,597
     21,718 Eli Lilly & Co                                             1,379,093
      3,491 Forest Laboratories Inc*                                     342,886
     57,454 Johnson & Johnson                                          3,085,854
     43,428 Merck & Co Inc                                             2,458,459
    119,187 Pfizer Inc                                                 3,643,547
     24,990 Pharmacia Corp                                             1,044,582
     28,329 Schering-Plough Corp                                         628,904
     25,621 Wyeth                                                        958,225
                                                                     $15,762,108

PRINTING & PUBLISHING --- 0.60%
      1,583 Dow Jones & Co Inc                                            68,433
      3,755 McGraw-Hill Cos Inc                                          226,952
      1,007 Meredith Corp                                                 41,398
      2,974 New York Times Co Class A                                    136,001
                                                                        $472,784

RESTAURANTS --- 0.37%

      7,577 Starbucks Corp*                                              154,419
      5,802 Yum! Brands Inc*                                             140,524
                                                                        $294,943

RETAIL --- 9.82%

      1,933 AutoZone Inc*                                                136,566
      5,669 Bed Bath & Beyond Inc*                                       195,751
      6,282 Best Buy Co Inc*                                             151,710
      6,284 Dollar General Corp                                           75,094
      3,416 Family Dollar Stores Inc                                     106,613
     17,039 Gap Inc                                                      264,445
      6,506 Kohl's Corp*                                                 364,011
     15,072 Lowe's Cos Inc                                               565,200
      3,231 RadioShack Corp                                               60,549
      9,109 Staples Inc*                                                 166,695
     10,203 TJX Cos Inc                                                  199,163
     17,541 Target Corp                                                  526,230
      2,745 Tiffany & Co                                                  65,633
     85,378 Wal-Mart Stores Inc                                        4,312,443
     19,795 Walgreen Co                                                  577,816
                                                                      $7,767,919

SPECIALIZED SERVICES --- 1.07%
      3,390 Apollo Group Inc Class A*                                    149,160
      3,320 Cintas Corp                                                  151,890
      1,243 Deluxe Corp                                                   52,330
      2,840 Equifax Inc                                                   65,718
      3,538 H&R Block Inc                                                142,228
      3,632 Omnicom Group Inc                                            234,627
      3,297 Robert Half International Inc*                                53,115
                                                                        $849,068

TELEPHONE & TELECOMMUNICATIONS --- 3.08%
     65,653 Lucent Technologies Inc*                                      82,723
     18,557 Nextel Communications Inc Class A*                           214,333
     19,738 Sprint Corp*                                                  86,452
     52,904 Verizon Communications                                     2,050,030
                                                                      $2,433,538

TOBACCO --- 2.19%

     39,998 Philip Morris Cos Inc                                      1,621,119
      3,327 UST Inc                                                      111,222
                                                                      $1,732,341

TOTAL COMMON STOCK --- 99.87%                                        $78,998,242
(Cost $105,589,198)

SHORT-TERM INVESTMENTS

    100,000 United States of America (1)                                  99,728
               1.170%, March 27, 2003


TOTAL SHORT-TERM INVESTMENTS --- 0.13%                                   $99,728
(Cost $99,728)

TOTAL GROWTH INDEX PORTFOLIO --- 100%                                $79,097,970
(Cost $105,688,926)


Legend

(1)  Collateral for Futures
*  Non-income Producing Security
See Notes to Financial Statements

FUND DIRECTORS AND OFFICERS (UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS

---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- -----------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       43      Trustee,
(77)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 43      Trustee,
Koeppe (70)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        43      Trustee,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------
---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS

---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             43      Trustee,
McCallum (60)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.
                                            President and Chief
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        43      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(47)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A
                                            Company; Executive Vice
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager
                                            and President, MCM;

                                            Director and Executive

                                            Vice President, Orchard

                                  Trust Company

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Vice President, Corporate       43           None
McDonald (56)                2001 to        Fin and Investment
                             present        Operations; Treasurer,
                                            MCM, Orchard Capital
                                            Management, LLC, Maxim
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              43           None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary,
                                            MCM, One Orchard Equities,
                                            Inc. ("One Orchard"),
                                            Greenwood Investments,
                                            LLC, BenefitsCorp
                                            Equities, Inc.,
                                            BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Maxim Series Fund.
--------------- ------------ -------------- ---------------------------- ---------- ---------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."

The Fund paid its directors a total of $15,860 in compensation during 2002. No officer of the Fund receives any compensation from the Fund. Additional information about the Fund and its Directors is available in the Fund's
Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado
80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on October 23, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve an amendment to the Fund's Articles of Incorporation ("charter") to effect a reverse stock split of the Portfolios' outstanding shares.

The votes cast in these matters for the Maxim Growth Index Portfolio were:

            For:       111,262,426.751
            Against:   1,587,783.373
            Abstain*:  1,009,420.876


A Special Meeting of Shareholders was held on April 4, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. To approve of an amendment to the Profile Portfolios' fundamental investment policy concerning investments in liquid, non-investment company securities.

2. To approve of new sub-advisory agreement appointing Barclays Global Fund Advisors as sub-adviser.

3. To approve of a new "manager-of-managers" structure for Maxim Series Fund, Inc.

4. To approve of an amendment to the Investment Advisory Agreement regarding a new "manager-of-managers" structure for Maxim Series Fund, Inc.

5. To approve amendments to the fundamental investment policies of the Fund generally to standardize the language of those policies that are required to be fundamental concerning (5.a.) borrowing, (5.b.) commodities, (5.c.) industry concentration, (5.d.) loans, (5.e.) diversification, (5.f.) real estate, (5.g.) senior securities and (5.h.) underwriting.

6. To approve amendments to the fundamental investment policies of the Fund generally to delete policies that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental concerning (6.a.) purchases of securities on margin, (6.b.) purchases of investments in other investment companies; (6.c.) investments in oil, gas and/or mineral exploration, (6.d.) exercise of control, (6.e.) purchases of restricted securities and (6.f.) purchases of foreign securities.

The votes cast in these matters++ for the Maxim Growth Index Portfolio were:

PROPOSAL #2
            For:       162,298,984.39
            Against:   804,035.87
            Abstain*:  683,973.63

PROPOSAL #3
            For:       161,972,720.01
            Against:   1,128,775.65
            Abstain*:  685,498.23

PROPOSAL #4
            For:       162,148.620.72
            Against:   941,821.59
            Abstain*:  696,551.58

PROPOSAL #5a
            For:       162,069,150.95
            Against:   867,878.49
            Abstain*:  849,964.44

PROPOSAL #5b
            For:       162,074,105.90
            Against:   879,694.14
            Abstain*:  833,193.85

PROPOSAL #5c
            For:       162,614,385.99
            Against:   453,187.32
            Abstain*:  719,420.58

PROPOSAL #5d
            For:       162,105,360.20
            Against:   848,439.84
            Abstain*:  833,193.85

PROPOSAL #5e
            For:       162,621,818.42
            Against:   447,851.22
            Abstain*:  717,324.25

PROPOSAL #5f
            For:       162,556,451.20
            Against:   497,972.44
            Abstain*:  732,570.25

PROPOSAL #5g
            For:       162,439,057.00
            Against:   512,837.29
            Abstain*:  835,099.60

PROPOSAL #5h
            For:       162,374,070.93
            Against:   561,052.76
            Abstain*:  851,870.19

PROPOSAL #6a
            For:       162,013,312.48
            Against:   1,016,717.56
            Abstain*:  756,963.85

PROPOSAL #6c
            For:       162,496,038.92
            Against:   614,032.61
            Abstain*:  676,922.36

PROPOSAL #6d
            For:       162,570,553.74
            Against:   477,009.19
            Abstain*:  739,430.95

PROPOSAL #6e
            For:       162,376,738.98
            Against:   492,445.77
            Abstain*:  917,809.14

PROPOSAL #6f
            For:       162,414,091.68
            Against:   458,142.27
            Abstain*:  914,759.94

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

++ Any proposal for which a vote is not shown denotes that this proposal was not applicable to this Portfolio.